Average Annual Total Returns			12 Months Ended	60 Months Ended	61 Months Ended
		Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			21.97%	14.09%	14.17%
Performance Inception Date		Dec. 13, 2019
FI Institutional Group Stock Fund for Retirement Plans | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.85%	13.29%	13.38%
FI Institutional Group Stock Fund for Retirement Plans | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.82%	11.16%	11.23%
FI Institutional Group Stock Fund for Retirement Plans | MSCI ACWI Investable Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.37%	9.67%	9.98%
FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			19.99%	14.19%	14.16%
Performance Inception Date		Dec. 13, 2019
FI Institutional Group ESG Stock Fund for Retirement Plans | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.63%	13.38%	13.35%
FI Institutional Group ESG Stock Fund for Retirement Plans | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.77%	11.28%	11.26%
FI Institutional Group ESG Stock Fund for Retirement Plans | MSCI ACWI Investable Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.37%	9.67%	9.98%
FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			1.65%	(0.14%)	(0.16%)
Performance Inception Date		Dec. 13, 2019
FI Institutional Group Fixed Income Fund for Retirement Plans | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.23%	(1.31%)	(1.31%)
FI Institutional Group Fixed Income Fund for Retirement Plans | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.98%	(0.58%)	(0.59%)
FI Institutional Group Fixed Income Fund for Retirement Plans | ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.49%	(0.33%)	(0.36%)
FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			1.61%	(0.31%)	(0.33%)
Performance Inception Date		Dec. 13, 2019
FI Institutional Group ESG Fixed Income Fund for Retirement Plans | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.20%	(1.47%)	(1.48%)
FI Institutional Group ESG Fixed Income Fund for Retirement Plans | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.95%	(0.71%)	(0.71%)
FI Institutional Group ESG Fixed Income Fund for Retirement Plans | ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.49%	(0.33%)	(0.36%)

[1]	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging markets countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging markets countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[3]	The ICE BofA U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[4]	The ICE BofA U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.